Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000018454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	6.01%	1.74%		4.61%
C000018456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	6.71%	1.57%		4.19%
C000052177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000018458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000018457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000052178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000052179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000158205
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000158206
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000158207
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000018454
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%	2.20%		4.85%
Without Sales Load [Member] | C000018456
Average Annual Return [Line Items]
Average Annual Return, Percent	7.71%	1.57%		4.19%
Without Sales Load [Member] | C000052177
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%	2.32%		4.95%
Without Sales Load [Member] | C000188230
Average Annual Return [Line Items]
Average Annual Return, Percent	8.88%	2.50%	4.15%
Without Sales Load [Member] | C000018458
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%	2.41%		5.06%
Without Sales Load [Member] | C000018457
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%	1.96%		4.64%
Without Sales Load [Member] | C000052178
Average Annual Return [Line Items]
Average Annual Return, Percent	8.11%	1.82%		4.45%
Without Sales Load [Member] | C000052179
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	1.92%		4.54%
Without Sales Load [Member] | C000158205
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%	2.18%		4.81%
Without Sales Load [Member] | C000158206
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%	2.42%		5.07%
Without Sales Load [Member] | C000158207
Average Annual Return [Line Items]
Average Annual Return, Percent	8.88%	2.50%		5.14%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	1.87%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%		6.47%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%		6.47%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%		6.47%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%	5.15%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%		6.47%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%		6.47%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%		6.47%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%		6.47%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%		6.47%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%		6.47%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%		6.47%